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                                January 5, 2004



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:    AEGON/Transamerica Series Fund, Inc. (the "Fund")
                Transamerica Equity II
                File No. 33-507
                CIK No.: 0000778207


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced portfolio does not differ from that contained in Post-Effective Amendment No. 58 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on October 15, 2003. Any comments or questions with respect to this filing should be directed to my attention at (727) 299-1824.


                                 Sincerely,

                                 /s/John K. Carter
                                __________________________________

                                John K. Carter, Esq.
                                Senior Vice President, Secretary
                                and General Counsel